CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to equity holders of IAMGOLD Corporation	Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive loss	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Currency translation adjustment	Non-controlling interests
Adjusted balance, beginning of the year			$ 2,677.8	$ 43.0	$ 91.3		$ (22.6)	$ 5.4	$ (3.3)	$ 55.2
Equity at Dec. 31, 2017			2,677.8	43.0	91.3		(22.6)	5.4	(3.3)	55.2
Issuance of common shares			0.0
Issuance of common shares for share-based compensation			2.3	(2.3)
Share-based compensation				8.4
Other				(0.9)	0.0
Adjusted balance, beginning of the year	$ 2,792.6	$ 2,732.6	2,680.1	48.2	63.1	$ (58.8)	(32.0)	(22.3)	(4.5)	60.0
Net loss attributable to equity holders of IAMGOLD Corporation	(19.7)				(28.2)					8.5
Net change in fair value of marketable securities and cash flow hedges recognized in other comprehensive income net of income taxes	(37.2)						(9.4)	(26.6)	(1.2)
Net change in fair value of cash flow hedges recognized in property, plant and equipment								(1.1)
Dividends to non-controlling interests										(3.7)
Equity at Dec. 31, 2018	2,792.6	2,732.6	2,680.1	48.2	63.1	(58.8)	(32.0)	(22.3)	(4.5)	60.0
Adjusted balance, beginning of the year	2,792.6	2,732.6	2,680.1	48.2	63.1	(58.8)	(32.0)	(22.3)	(4.5)	60.0
IFRS 16 transition adjustment | Increase (decrease) due to changes in accounting policy required by IFRSs					(0.5)
Adjusted balance, beginning of the year	2,792.6	2,732.6	2,680.1	48.2	62.6	(58.8)	(32.0)	(22.3)	(4.5)	60.0
Equity at Jan. 01, 2019					62.6
Equity at Dec. 31, 2018	2,792.6	2,732.6	2,680.1	48.2	63.1	(58.8)	(32.0)	(22.3)	(4.5)	60.0
Issuance of common shares			3.8
Issuance of common shares for share-based compensation			2.9	(2.9)
Share-based compensation				9.2
Other				(0.5)	(0.2)
Adjusted balance, beginning of the year	2,418.8	2,346.1	2,686.8	54.0	(350.2)	(44.5)	(31.9)	(9.5)	(3.1)	72.7
Net loss attributable to equity holders of IAMGOLD Corporation	(398.0)				(412.6)					14.6
Net change in fair value of marketable securities and cash flow hedges recognized in other comprehensive income net of income taxes	14.1						0.1	12.6	1.4
Net change in fair value of cash flow hedges recognized in property, plant and equipment								0.2
Dividends to non-controlling interests										(1.9)
Equity at Dec. 31, 2019	2,418.8	2,346.1	2,686.8	54.0	(350.2)	(44.5)	(31.9)	(9.5)	(3.1)	72.7
Adjusted balance, beginning of the year					62.6
Adjusted balance, beginning of the year	$ 2,418.8	$ 2,346.1	$ 2,686.8	$ 54.0	$ (350.2)	$ (44.5)	$ (31.9)	$ (9.5)	$ (3.1)	$ 72.7